Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Consolidation of Subsidiaries

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd.	British Columbia, Canada	100%
Shoal Media Inc.	Anguilla	100%
Shoal Media (UK) Ltd.	United Kingdom	100%

Schedule of Finite-Lived Intangible Assets, Amortization Period	Amortization is provided for annually on the straight-line method over the following periods:
Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years